Unaudited Interim Consolidated Statement of Equity - USD ($) $ in Thousands	Total	Common shares	Preferred shares	Additional paid-in capital	Accumulated deficit	Accumulated OCI	Non- controlling interests
Beginning Balance at Dec. 31, 2017	$ 3,320,100	$ 3,021,699	$ 184,299	$ 38,569	$ (524,311)	$ (2,792)	$ 602,636
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	79,089				184,988		(105,899)
Redeemable non-controlling interests not included in equity (note 14)	4,923						4,923
Other comprehensive income	(28,699)					(27,218)	(1,481)
Contributions received from non-controlling interests, net of costs	29,110						29,110
Dividends declared and distributions to non-controlling interests	(197,283)				(187,890)		(9,393)
Dividends and issuance of shares under dividend reinvestment plan	0	55,442			(55,442)
Common shares issued pursuant to public offering, net of costs (note 10(a))	472,180	472,180
Common shares issued upon conversion of convertible debentures	447	447
Common shares issued pursuant to share-based awards (note 10(c))	4,784	12,650		(4,027)	(3,839)
Share-based compensation (note 10(c))	11,011			11,011
Ending Balance at Dec. 31, 2018	3,697,522	3,562,418	184,299	45,553	(595,259)	(19,385)	519,896
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	221,256				243,031		(21,775)
Redeemable non-controlling interests not included in equity (note 14)	(9,267)						(9,267)
Other comprehensive income	25,540					22,835	2,705
Contributions received from non-controlling interests, net of costs	100,318						100,318
Dividends declared and distributions to non-controlling interests	(126,649)				(103,917)		(22,732)
Dividends and issuance of shares under dividend reinvestment plan		33,447			(33,447)
Common shares issued pursuant to public offering, net of costs (note 10(a))	5,093	5,093
Common shares issued upon conversion of convertible debentures	90	90
Common shares issued pursuant to share-based awards (note 10(c))	(3,041)	12,972		(6,447)	(9,566)
Share-based compensation (note 10(c))	6,308			6,308
Ending Balance at Jun. 30, 2019	3,917,170	3,614,020	184,299	45,414	(499,344)	3,636	569,145
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of ASU | Accounting Standards Update 2017-12					(186)
Net earnings (loss)	147,336						(9,289)
Other comprehensive income	9,517
Ending Balance at Jun. 30, 2019	$ 3,917,170	$ 3,614,020	$ 184,299	$ 45,414	$ (499,344)	$ 3,636	$ 569,145